Discontinued Operations - Activity of Energy Commodity Contracts Designated as Cash Flow Hedges (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations And Disposal Groups [Abstract]
Amount reclassified from AOCL to income	$ 1	$ 1